Commitments and Contingencies (Details)	Dec. 31, 2015 USD ($)
Schedule of future minimum payments under non-cancelable operating leases
2016	$ 308,513
2017	317,768
2018	343,311
2019	356,813
2020	367,517
Thereafter	441,941
Total	$ 2,135,863